Offerings	Sep. 10, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2031
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1.03131
Maximum Aggregate Offering Price	$ 618,786,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 91,332.81
Offering Note
(1)
Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.250% Senior Notes due 2031
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Offering Note
(1)
Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2035
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99951
Maximum Aggregate Offering Price	$ 599,706,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,516.61
Offering Note
(1)
Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.950% Senior Notes due 2035
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Offering Note
(1)
Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2055
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99882
Maximum Aggregate Offering Price	$ 599,292,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,455.5
Offering Note
(1)
Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.500% Senior Notes due 2055
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Offering Note
(1)
Phillips 66 will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.